Other investments	12 Months Ended
Dec. 31, 2020
Other investments
Other investments
10.	Other investments
Other investments consist of equity investments with readily determinable fair value, equity investments without readily determinable fair value and available-for-sale
debt securities. The carrying amounts and fair values of the Group’s other investments as of December 31, 2019 and 2020 are as follows:

	As of December 31, 2019
	Original cost	Unrealized gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	268,910	270,966	(48,634)	15,060	506,302
Available-for-sale debt securities (Note b)	112,314	—	(118,689)	6,375	—
Equity investments without readily determinable fair values (Note c)	1,643,635	68,163	(269,179)	53,835	1,496,454

Total	2,024,859	339,129	(436,502)	75,270	2,002,756

	As of December 31, 2020
	Original cost	Unrealized gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	215,035	77,879	(48,634)	8,782	253,062
Available-for-sale debt securities (Note b)	112,314	—	(118,689)	6,375	—
Equity investments without readily determinable fair values (Note c)	2,941,470	4,318	(245,940)	(91,876)	2,607,972

Total	3,268,819	82,197	(413,263)	(76,719)	2,861,034

Note:

(a)	Equity investments with readily determinable fair value
During the years ended December 31, 2019 and 2020, equity investments with readily determinable fair value sold generated proceeds of RMB190 and RMB540,490, resulting in a gross realized gain of RMB157 and 486,227, respectively. No disposal of investments during the year ended December 31, 2018. The Group recorded mark to market adjustments of RMB105,235, RMB165,731 and RMB293,140 in investment gain and revaluation of investments in the consolidated statements of income and comprehensive income during the years ended December 31 , 2018 ,2019 and 2020, respectively. Dividend of RMB532, RMB2,097 and RMB389 was declared to the Group and recorded in net income during the years ended December 31, 2018, 2019 and 2020 respectively.
No impairment loss was recorded during the years ended December 31, 2018, 2019 and 2020.

(b)	Available-for-sale debt securities
On March 25, 2019, one of the investee Zhejiang Merit Interactive Network Technology Co., Ltd. was listed on the Shenzhen Stock Exchange Growth Enterprises Market Board and its preferred shares outstanding were converted to ordinary shares upon the completion of the listing. Accordingly, the Group’s investment in the amount of RMB48,000 was reclassified from available-for-sale debt securities to equity investments with readily determinable fair values upon this listing.
For other
available-for-sale
debt securities, the Group recorded impairment of RMB20,073, RMB83,616 and nil during the years ended December 31, 2018, 2019 and 2020, respectively.

(c)	Equity investments without readily determinable fair values
In March 2018, the Group entered into an agreement and committed to invest up to US$250 million (approximately RMB1,740 million) into a private equity fund. During the year ended December 31, 2020, the Group further invested US$191 million (approximately RMB1,324 million) to the fund. As of December 31, 2019 and 2020, the Group’s total contribution to the fund amounted to RMB535 million and RMB1,747 million, respectively.
During the year ended December 31, 2020, equity investments without readily determinable fair value sold generate proceeds of RMB508,423, resulting in gross realized gain of RMB68,163 and gain on disposal of RMB351,863 recorded to net income. There was no disposal during the years ended December 31, 2018 and 2019. The Group recorded impairment loss of nil, RMB43,973 and nil for years ended December 31, 2018, 2019 and 2020 respectively for the other equity investments without readily determinable fair values. Dividend of RMB17,470, RMB10,427 and RMB229,221 was declared to the Group and recorded in net income during the years ended December 31, 2018, 2019 and 2020 respectively.